Average Annual Total Returns - FidelityDefinedMaturityFunds-AIComboPRO - FidelityDefinedMaturityFunds-AIComboPRO - Fidelity Municipal Income 2025 Fund	Aug. 29, 2022
Fidelity Advisor Municipal Income 2025 Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	0.55%
Since Inception	2.66%	[1]
Fidelity Advisor Municipal Income 2025 Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	0.55%
Since Inception	2.66%	[1]
Fidelity Advisor Municipal Income 2025 Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	0.86%
Since Inception	2.40%	[1]
Fidelity Advisor Municipal Income 2025 Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	0.71%
Since Inception	2.91%	[2]
LB015
Average Annual Return:
Past 1 year	1.52%
Since Inception	3.76%
IXZHF
Average Annual Return:
Past 1 year	0.26%
Since Inception	3.07%

[1]	A From May 25, 2017
[2]	B From May 25, 2017